Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [abstract]
Accumulated Other Comprehensive Income (Loss)
36. Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (loss) for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Beginning		Changes except for reclassification		Reclassification to profit or loss		Transfer within equity		Tax effect		Ending
	(In millions of Korean won)
Remeasurements of net defined benefit liabilities	￦	(282,650)	￦	(64,380)	￦	—	￦	—	￦	18,638	￦	(328,392)
Currency translation differences		(131,113)		248,998		1,995		(7,671)		(15,675)		96,534
Gains on financial instruments at fair value through other comprehensive income		717,230		(62,043)		20,537		314,624		(71,421)		918,927
Share of other comprehensive income (loss) of associates and joint ventures		(3,529)		3,276		(2,720)		—		(7)		(2,980)
Losses on cash flow hedging instruments		(28,597)		95,478		(53,080)		—		(21,534)		(7,733)
Gains (losses) on hedging instruments of net investments in foreign operations		22,277		(88,729)		5,195		—		25,599		(35,658)
Other comprehensive income (loss) arising from separate account		8,698		(81,601)		(6,419)		—		24,206		(55,116)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		(11,507)		18,917		—		—		(5,202)		2,208
Gains on overlay adjustment		339,202		257,574		(90,458)		—		(46,834)		459,484
Assets of a disposal group held for sale		—		—		—		7,671		—		7,671

	￦	630,011	￦	327,490	￦	(124,950)	￦	314,624	￦	(92,230)	￦	1,054,945

	2022
	Beginning		Changes except for reclassification		Reclassification to profit or loss		Transfer within equity		Tax effect		Ending
	(In millions of Korean won)
Remeasurements of net defined benefit liabilities	￦	(328,392)	￦	330,774	￦	—	￦	—	￦	(91,150)	￦	(88,768)
Currency translation differences		96,534		172,340		—		—		(15,059)		253,815
Gains (losses) on financial instruments at fair value through other comprehensive income		918,927		(4,830,635)		326,437		(335,203)		1,291,023		(2,629,451)
Share of other comprehensive income (loss) of associates and joint ventures		(2,980)		(406)		—		—		44		(3,342)
Gains (losses) on cash flow hedging instruments		(7,733)		71,692		(13,288)		—		(26,930)		23,741
Gains (losses) on hedging instruments of net investments in foreign operations		(35,658)		(104,021)		—		—		24,936		(114,743)
Other comprehensive income (loss) arising from separate account		(55,116)		(225,426)		9,042		—		56,765		(214,735)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		2,208		52,876		—		—		(14,009)		41,075
Gains (losses) on overlay adjustment		459,484		(526,085)		(81,785)		—		167,741		19,355
Assets of a disposal group held for sale		7,671		(7,671)		—		—		—		—

	￦	1,054,945	￦	(5,066,562)	￦	240,406	￦	(335,203)	￦	1,393,361	￦	(2,713,053)